Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions
Note 26: Related party transactions

Financing Transactions
Certain directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved, have deposits with the Bank, have loans and/or are guarantors for loans with the Bank. Loans to directors were made in the ordinary course of business at normal credit terms, including interest rate and collateral requirements. Loans to executives may be eligible for preferential rates. All of these loans were considered performing loans as at December 31, 2023 and December 31, 2022. Loan balances with directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved were as follows:

Balance at December 31, 2021	7,375
Net loans issued (repaid) during the year	(5,362)
Effect of changes in the composition of related parties	18,380
Balance at December 31, 2022	20,393
Net loans issued (repaid) during year	(658)
Balance at December 31, 2023	19,735

Consolidated balance sheets	December 31, 2023	December 31, 2022
Deposits	100,364	92,806

	Year ended December 31
Consolidated statement of operations	2023	2022	2021
Interest and fees on loans	1,149	900	1,209
Total non-interest expense	202	—	—
Other non-interest income	230	—	—
Certain affiliates of the Bank have loans and deposits with the Bank which were made and are maintained in the ordinary course of business on normal commercial terms. Balances with these parties were as follows:

Consolidated balance sheets		December 31, 2023	December 31, 2022
Loans		9,801	10,211
Deposits		288	560
Accrued interest and other liabilities		305	—

	Year ended December 31
Consolidated statement of operations	2023	2022	2021
Interest and fees on loans	827	669	618
Other gains/losses	—	—	99
Total non-interest expense	1,573	1,720	1,519
Other non-interest income	242	242	—

Investments
The Bank held seed investments in Butterfield mutual funds, which were managed by a wholly-owned subsidiary of the Bank. These investments were sold during the year ended December 31, 2021.

As at December 31, 2023, several Butterfield mutual funds which are managed by a wholly-owned subsidiary of the Bank, had loan balances and deposit balances held with the Bank. The Bank also earned asset management revenue and custody and other administration services revenue from funds managed by a wholly-owned subsidiary of the Bank and from directors and executives, companies in which they are principal owners and/or members of the board and trusts in which they are involved, as well as other income from other related parties.

Consolidated balance sheets		December 31, 2023	December 31, 2022
Deposits		4,633	20,549

	Year ended December 31
Consolidated statement of operations	2023	2022	2021
Asset management	9,461	7,379	5,217
Custody and other administration services	1,163	839	622
Other non-interest income	—	—	6
Interest expense - deposits	489	—	—